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RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

January 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Series Trust
File Nos. 811-22720 and 333-182743

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Series Trust (the “Trust”) is Post-Effective Amendment No. 3 to the Trust’s registration statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The Trust is incorporating changes into the Prospectus and Statement of Additional Information to reflect comments from the staff of the Securities and Exchange Commission (“SEC”).  Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Trust will make only those changes necessary to reflect the comments from the SEC staff.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525, Allison M. Fumai, Esq. at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Richard Horowitz, Esq.

Richard Horowitz, Esq.